Consolidated Balance Sheets Detail - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2017	May 31, 2016	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Long-Lived Assets to be Abandoned [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment			$ 0	$ 3,000,000
Inventory write-down			0	0	$ 150,000,000
Loss on sale, disposal and abandonment of long-lived assets			3,000,000	9,000,000	171,000,000
Impairment of long-lived assets	$ 11,000,000	$ 501,000,000	0	11,000,000	501,000,000
Abandonment and impairment of long lived asset, Costs			20,000,000	16,000,000	62,000,000
Abandonment and impairment of long lived assets, Accumulated amortization			19,000,000	10,000,000	55,000,000
Abandonment and impairment of long lived assets			1,000,000	6,000,000	7,000,000
Impairment of goodwill			$ 0	0	57,000,000
Other accrued liabilities greater than five percent of current liabilities			0
Finite-Lived Intangible Assets [Member]
Long-Lived Assets to be Abandoned [Line Items]
Impairment of long-lived assets			$ 0	$ 11,000,000	$ 501,000,000